Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-06262
Entity Registrant Name	BP PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 St James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4PD
Entity Address, Country	GB
Security Reporting Obligation	15(d)
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000313807
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1 St James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4PD
Entity Address, Country	GB
Contact Personnel Name	Murray Auchincloss
City Area Code	+44
Local Phone Number	(0) 20 7496 4000
Contact Personnel Fax Number	+44 (0) 20 7496 4630
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BP
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 25c each
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	21,415,782,350
First Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,232,838
Second Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,473,414
Floating Rate Guaranteed Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Guaranteed Notes due 2021
Trading Symbol	BP/21D
Security Exchange Name	NYSE
Floating Rate Guaranteed Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Guaranteed Notes due 2022
Trading Symbol	BP/22D and BP/22H
Security Exchange Name	NYSE
4.742% Guaranteed Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	4.742% Guaranteed Notes due 2021
Trading Symbol	BP/21A and BP/21F
Security Exchange Name	NYSE
3.561% Guaranteed Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	3.561% Guaranteed Notes due 2021
Trading Symbol	BP/21B
Security Exchange Name	NYSE
2.112% Guaranteed Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	2.112% Guaranteed Notes due 2021
Trading Symbol	BP/21C and BP/21E
Security Exchange Name	NYSE
2.500% Guaranteed Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	2.500% Guaranteed Notes due 2022
Trading Symbol	BP/22B
Security Exchange Name	NYSE
2.520% Guaranteed Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	2.520% Guaranteed Notes due 2022
Trading Symbol	BP/22E and BP/22F
Security Exchange Name	NYSE
3.245% Guaranteed Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	3.245% Guaranteed Notes due 2022
Trading Symbol	BP/22A and BP/22G
Security Exchange Name	NYSE
3.062% Guaranteed Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	3.062% Guaranteed Notes due 2022
Trading Symbol	BP/22C
Security Exchange Name	NYSE
2.750% Guaranteed Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	2.750% Guaranteed Notes due 2023
Trading Symbol	BP/23 and BP/23D
Security Exchange Name	NYSE
2.937% Guaranteed Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	2.937% Guaranteed Notes due 2023
Trading Symbol	BP/23E
Security Exchange Name	NYSE
3.216% Guaranteed Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	3.216% Guaranteed Notes due 2023
Trading Symbol	BP/23B and BP/23C
Security Exchange Name	NYSE
3.994% Guaranteed Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	3.994% Guaranteed Notes due 2023
Trading Symbol	BP/23A
Security Exchange Name	NYSE
3.535% Guaranteed Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.535% Guaranteed Notes due 2024
Trading Symbol	BP/24A
Security Exchange Name	NYSE
3.814% Guaranteed Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.814% Guaranteed Notes due 2024
Trading Symbol	BP/24
Security Exchange Name	NYSE
3.224% Guaranteed Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.224% Guaranteed Notes due 2024
Trading Symbol	BP/24B and BP/24D
Security Exchange Name	NYSE
3.790% Guaranteed Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.790% Guaranteed Notes due 2024
Trading Symbol	BP/24C
Security Exchange Name	NYSE
3.194% Guaranteed Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.194% Guaranteed Notes due 2025
Trading Symbol	BP/25B
Security Exchange Name	NYSE
3.506% Guaranteed Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.506% Guaranteed Notes due 2025
Trading Symbol	BP/25
Security Exchange Name	NYSE
3.796% Guaranteed Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.796% Guaranteed Notes due 2025
Trading Symbol	BP/25A
Security Exchange Name	NYSE
3.119% Guaranteed Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.119% Guaranteed Notes due 2026
Trading Symbol	BP/26 and BP/26A
Security Exchange Name	NYSE
3.410% Guaranteed Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.410% Guaranteed Notes due 2026
Trading Symbol	BP/26C
Security Exchange Name	NYSE
3.017% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.017% Guaranteed Notes due 2027
Trading Symbol	BP/27 and BP/27D
Security Exchange Name	NYSE
3.279% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.279% Guaranteed Notes due 2027
Trading Symbol	BP/27B
Security Exchange Name	NYSE
3.543% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.543% Guaranteed Notes due 2027
Trading Symbol	BP/27E
Security Exchange Name	NYSE
3.588% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.588% Guaranteed Notes due 2027
Trading Symbol	BP/27A and BP/27C
Security Exchange Name	NYSE
3.723% Guaranteed Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.723% Guaranteed Notes due 2028
Trading Symbol	BP/28
Security Exchange Name	NYSE
3.937% Guaranteed Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.937% Guaranteed Notes due 2028
Trading Symbol	BP/28A
Security Exchange Name	NYSE
4.234% Guaranteed Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.234% Guaranteed Notes due 2028
Trading Symbol	BP/28B
Security Exchange Name	NYSE
1.749% Guaranteed Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	1.749% Guaranteed Notes due 2030
Trading Symbol	BP/30A
Security Exchange Name	NYSE
3.633% Guaranteed Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	3.633% Guaranteed Notes due 2030
Trading Symbol	BP/30
Security Exchange Name	NYSE
3.067% Guaranteed Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.067% Guaranteed Notes due 2050
Trading Symbol	BP/50
Security Exchange Name	NYSE
3.000% Guaranteed Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.000% Guaranteed Notes due 2050
Trading Symbol	BP/50A
Security Exchange Name	NYSE
2.772% Guaranteed Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	2.772% Guaranteed Notes due 2050
Trading Symbol	BP/50B
Security Exchange Name	NYSE
2.939% Guaranteed Notes due 2051
Document Information [Line Items]
Title of 12(b) Security	2.939% Guaranteed Notes due 2051
Trading Symbol	BP/51
Security Exchange Name	NYSE
4.375% Perpetual Subordinated Non-Call 5.25 Fixed Rate Reset Notes
Document Information [Line Items]
Title of 12(b) Security	4.375% Perpetual Subordinated Non-Call 5.25 Fixed Rate Reset Notes
Trading Symbol	BP/P1
Security Exchange Name	NYSE
4.875% Perpetual Subordinated Non-Call 10 Fixed Rate Reset Notes
Document Information [Line Items]
Title of 12(b) Security	4.875% Perpetual Subordinated Non-Call 10 Fixed Rate Reset Notes
Trading Symbol	BP/P2
Security Exchange Name	NYSE